Loans and Borrowings - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands							8 Months Ended	10 Months Ended	12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Mar. 24, 2020	Mar. 10, 2020	Jun. 30, 2019	Apr. 11, 2019	Aug. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Loans And Borrowings [Line Items]
Minimum liquidity								$ 545,241	$ 545,241	$ 264,049	$ 214,559
Deferred tax expense									(14,239)	(112)
Proceeds from borrowings									518,958	189,661
Repayment of borrowings									546,274	136,888
Sandstorm Debenture [Member]
Disclosure Of Loans And Borrowings [Line Items]
Number of shares issued on conversion					2,227,835
Principal and accrued interest					$ 10,500
Gain loss on extinguishment of debt					$ 300
Repayment of borrowings	$ 10,400
Credit facility [member]
Disclosure Of Loans And Borrowings [Line Items]
Minimum liquidity								$ 50,000	$ 50,000
Interest rate subject to reference rate				LIBOR plus 2.5% to 3.75%
Gain loss on modification				$ 2,600
Effective interest rate used							4.40%
Transaction costs incurred				$ 9,200
Proceeds from borrowings										20,000
Borrowings maturity				March 8, 2024
Gain Loss On Modification Of Debt				$ 2,600
Credit facility [member] | Covid19 [Member]
Disclosure Of Loans And Borrowings [Line Items]
Gain loss on modification							$ 2,700
Proceeds from borrowings		$ 180,000
Repayment of borrowings							200,000
Gain Loss On Modification Of Debt							$ 2,700
Credit facility [member] | Bottom of range [member]
Disclosure Of Loans And Borrowings [Line Items]
Borrowings adjustment to interest rate basis				2.50%
Credit facility [member] | Top of range [member]
Disclosure Of Loans And Borrowings [Line Items]
Borrowings adjustment to interest rate basis				3.75%
Standby Loan [member]
Disclosure Of Loans And Borrowings [Line Items]
Minimum liquidity										$ 12,000
Repayment of borrowings	$ 13,700
Convertible Notes [Member]
Disclosure Of Loans And Borrowings [Line Items]
Interest rate				4.75%		5.00%
Terms of conversion				The 2020 Notes mature on March 10, 2025 and bear interest at a fixed rate of 4.75% per year payable quarterly in arrears. The 2020 Notes are convertible at the holder’s option into common shares of the Company at a fixed conversion price of $7.80 per share. Holders may exercise their conversion option at any time, provided that the holder owns less than 20% of the outstanding common shares of the Company. On or after March 10, 2023, the Company has a call right that may be exercised if the 90-day volume weighted average price (“VWAP”) of the Company’s shares exceeds $10.14 for a period of 30 consecutive days. If the call right is exercised, the holders would be required to either (i) exercise the conversion option on the remaining principal outstanding or (ii) demand cash payment from the Company subject to a predetermined formula based on the conversion price of $7.80 per share and the Company’s share price at the time of redemption.
Debt fair value				$ 128,100		$ 126,800
Conversion price				$ 7.80		$ 5.25
Threshold percentage of common shares				20.00%		20.00%
Minimum share price				$ 10.14		$ 6.83
Borrowings repayment period				5 years		5 years
Effective discount rate used				6.90%		7.50%
Residual value Net				$ 8,600		$ 10,500
Residual value Gross				11,700		12,800
Deferred tax expense				$ 3,100		$ 2,300
Effective interest rate used				7.30%		7.70%
Transaction costs incurred				$ 3,300		$ 3,200
Transaction costs capitalised				3,000		2,900
Transaction costs allocated to equity				300		300
Maximum capacity				130,000
Proceeds from borrowings				139,300		139,700
Convertible Notes [Member] | Mubadala Investment Company [Member]
Disclosure Of Loans And Borrowings [Line Items]
Minimum liquidity				130,000		130,000
Maximum capacity				130,000
Convertible Notes [Member] | Pacific Road Resources Fund [Member]
Disclosure Of Loans And Borrowings [Line Items]
Minimum liquidity				$ 9,300		$ 9,700
Convertible Notes Two Thousand And Twenty [Member]
Disclosure Of Loans And Borrowings [Line Items]
Borrowings maturity								March 10, 2025
Number of days for determining volume weighted average price				90 days
Number of consecutive trading days for determning the share price								30 days
Leagold Mining Corporation [Member]
Disclosure Of Loans And Borrowings [Line Items]
Borrowings recognised as of acquistion date				$ 323,900
Revolving Facility [Member] | Bank Of Nova Montreal Societe Generale And Ing Capital LLC
Disclosure Of Loans And Borrowings [Line Items]
Maximum capacity				400,000
Revolving Facility [Member] | Bank Of Nova Montreal Societe Generale And Ing Capital LLC | Covid19 [Member]
Disclosure Of Loans And Borrowings [Line Items]
Proceeds from borrowings			$ 180,000
Amortising Term Loan [Member]
Disclosure Of Loans And Borrowings [Line Items]
Proceeds from borrowings				100,000
Amortising Term Loan [Member] | Bank Of Nova Montreal Societe Generale And Ing Capital LLC
Disclosure Of Loans And Borrowings [Line Items]
Maximum capacity				100,000
Proceeds from borrowings				$ 100,000
Borrowings maturity				March 10, 2025
Borrowings quarterly principal repayment percentage				6.67%
Borrowings maturity start date				September 30, 2021